Tax - Schedule of tax charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Adjustments in respect of prior years	£ 94	£ 0	£ 243
Current tax expense	(1,189)	(1,348)	(1,204)
Deferred tax (expense) credit	(305)	(637)	345
Tax expense	(1,494)	(1,985)	(859)
UK corporation tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(1,159)	(1,301)	(1,152)
Adjustments in respect of prior years	89	51	31
Current tax expense	(1,070)	(1,250)	(1,121)
Foreign tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(122)	(101)	(74)
Adjustments in respect of prior years	3	3	(9)
Current tax expense	(119)	(98)	(83)
Deferred tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Deferred tax (expense) credit	(307)	(583)	124
Adjustments in respect of prior years	£ 2	£ (54)	£ 221